Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 25, 2012
Registrant Name	dei_EntityRegistrantName	Brookfield Investment Funds
Central Index Key	dei_EntityCentralIndexKey	0001520738
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 25, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 25, 2012
Prospectus Date	rr_ProspectusDate	Apr 30, 2012

Brookfield Global High Yield Fund (Prospectus Summary): | Brookfield Global High Yield Fund
Brookfield Global High Yield Fund

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund

Brookfield Global Listed Infrastructure Fund

Brookfield Global High Yield Fund

Brookfield High Yield Fund

(Class A, C and Y Shares)

Supplement Dated July 25, 2012 to the

Prospectus Dated April 30, 2012

Effective as of July 1, 2012, Brookfield Investment Management Inc. has agreed to increase the Fee Waiver and/or Expense Reimbursement for the Class A, C and Y Shares of the Brookfield Global Listed Real Estate Fund, Brookfield Global Listed Infrastructure Fund, Brookfield Global High Yield Fund and Brookfield High Yield Fund (each, a ���Fund,��� and together, the ���Funds���).  As such, the Prospectus of the Funds is revised as described below:

The table under ���Brookfield Global High Yield Fund Summary Section ��� Fees and Expenses of the Fund��� on page 17 of the Prospectus is replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment):
Shareholder Fees Brookfield Global High Yield Fund (USD $)	Class A Shares	Class C Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	2.00%	2.00%	2.00%
Exchange Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Brookfield Global High Yield Fund		Class A Shares	Class C Shares	Class Y Shares
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	1.73%	1.73%	1.73%
Total Annual Fund Operating Expenses		2.73%	3.48%	2.48%
Less Fee Waiver and/or Expense Reimbursement	[2]	(1.48%)	(1.48%)	(1.48%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.25%	2.00%	1.00%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Brookfield Investment Management Inc., the Fund���s investment adviser (the ���Adviser���), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees andexpenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund���s business) at no more than 1.25% for Class A Shares, 2.00% for Class C Shares, and 1.00% for Class Y Shares.The fee waiver and expense reimbursement arrangement will continue until at least May 1, 2013 and may not be terminated by the Fund or the Adviser before such time.Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

The table under ���Brookfield Global High Yield Fund Summary Section ��� Example��� on page 18 of the Prospectus is replaced with the following:
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund���s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brookfield Global High Yield Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A Shares	596	1,016
Class C Shares	303	795
Class Y Shares	102	491

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Brookfield Global High Yield Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A Shares	596	1,016
Class C Shares	203	795
Class Y Shares	102	491

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Brookfield Global High Yield Fund (Prospectus Summary): | Brookfield Global High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brookfield Global High Yield Fund
Supplement Text	ck0001520738_SupplementTextBlock

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund

Brookfield Global Listed Infrastructure Fund

Brookfield Global High Yield Fund

Brookfield High Yield Fund

(Class A, C and Y Shares)

Supplement Dated July 25, 2012 to the

Prospectus Dated April 30, 2012

Effective as of July 1, 2012, Brookfield Investment Management Inc. has agreed to increase the Fee Waiver and/or Expense Reimbursement for the Class A, C and Y Shares of the Brookfield Global Listed Real Estate Fund, Brookfield Global Listed Infrastructure Fund, Brookfield Global High Yield Fund and Brookfield High Yield Fund (each, a ���Fund,��� and together, the ���Funds���).  As such, the Prospectus of the Funds is revised as described below:

The table under ���Brookfield Global High Yield Fund Summary Section ��� Fees and Expenses of the Fund��� on page 17 of the Prospectus is replaced with the following:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example Supplement Heading	ck0001520738_ExpenseExampleSupplementHeading	The table under ���Brookfield Global High Yield Fund Summary Section ��� Example��� on page 18 of the Prospectus is replaced with the following:
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund���s operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Supplement Closing	ck0001520738_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Brookfield Global High Yield Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGHAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.73%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.73%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.48%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	596
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,016
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	596
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,016
Brookfield Global High Yield Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGHCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.73%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.48%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.48%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	795
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	795
Brookfield Global High Yield Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGHYX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.73%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.48%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.48%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	491
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	491

[1]	Based on estimated amounts for the current fiscal year.
[2]	Brookfield Investment Management Inc., the Fund���s investment adviser (the ���Adviser���), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees andexpenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund���s business) at no more than 1.25% for Class A Shares, 2.00% for Class C Shares, and 1.00% for Class Y Shares.The fee waiver and expense reimbursement arrangement will continue until at least May 1, 2013 and may not be terminated by the Fund or the Adviser before such time.Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Brookfield Global High Yield Fund (Second Summary Prospectus) | Brookfield Global High Yield Fund
Brookfield Global High Yield Fund

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund

Brookfield Global Listed Infrastructure Fund

Brookfield Global High Yield Fund

Brookfield High Yield Fund

(Class I Shares)

Supplement Dated July 25, 2012 to the

Prospectus Dated April 30, 2012

Effective as of July 1, 2012, Brookfield Investment Management Inc. has agreed to increase the Fee Waiver and/or Expense Reimbursement for the Class I Shares of the Brookfield Global Listed Real Estate Fund, Brookfield Global Listed Infrastructure Fund, Brookfield Global High Yield Fund and Brookfield High Yield Fund (each, a ���Fund,��� and together, the ���Funds���).  As such, the Prospectus of the Funds is revised as described below:

The table under ��� Brookfield Global High Yield Fund Summary Section ��� Fees and Expenses of the Fund��� on page 17 of the Prospectus is replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment):
Shareholder Fees (USD $)	Class I Shares Brookfield Global High Yield Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	2.00%
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Class I Shares Brookfield Global High Yield Fund
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	1.73%
Total Annual Fund Operating Expenses		2.48%
Less Fee Waiver and/or Expense Reimbursement	[2]	(1.48%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.00%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Brookfield Investment Management Inc., the Fund���s investment adviser (the ���Adviser���), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees andexpenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund���s business) at no more than 1.00% for Class I Shares.The fee waiver and expense reimbursement arrangement will continue until at least May 1, 2013 and may not be terminated by the Fund or the Adviser before such time.Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

The table under ��� Brookfield Global High Yield Fund Summary Section ��� Example��� on page 18 of the Prospectus is replaced with the following:
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund���s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class I Shares Brookfield Global High Yield Fund	102	491

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class I Shares Brookfield Global High Yield Fund	102	491

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Brookfield Global High Yield Fund (Second Summary Prospectus) | Brookfield Global High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brookfield Global High Yield Fund
Supplement Text	ck0001520738_SupplementTextBlock

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund

Brookfield Global Listed Infrastructure Fund

Brookfield Global High Yield Fund

Brookfield High Yield Fund

(Class I Shares)

Supplement Dated July 25, 2012 to the

Prospectus Dated April 30, 2012

Effective as of July 1, 2012, Brookfield Investment Management Inc. has agreed to increase the Fee Waiver and/or Expense Reimbursement for the Class I Shares of the Brookfield Global Listed Real Estate Fund, Brookfield Global Listed Infrastructure Fund, Brookfield Global High Yield Fund and Brookfield High Yield Fund (each, a ���Fund,��� and together, the ���Funds���).  As such, the Prospectus of the Funds is revised as described below:

The table under ��� Brookfield Global High Yield Fund Summary Section ��� Fees and Expenses of the Fund��� on page 17 of the Prospectus is replaced with the following:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example Supplement Heading	ck0001520738_ExpenseExampleSupplementHeading	The table under ��� Brookfield Global High Yield Fund Summary Section ��� Example��� on page 18 of the Prospectus is replaced with the following:
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund���s operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Supplement Closing	ck0001520738_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Brookfield Global High Yield Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGHIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.73%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.48%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.48%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	491
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	491

[1]	Based on estimated amounts for the current fiscal year.
[2]	Brookfield Investment Management Inc., the Fund���s investment adviser (the ���Adviser���), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees andexpenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund���s business) at no more than 1.00% for Class I Shares.The fee waiver and expense reimbursement arrangement will continue until at least May 1, 2013 and may not be terminated by the Fund or the Adviser before such time.Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Brookfield Global Listed Infrastructure Fund (Prospectus Summary): | Brookfield Global Listed Infrastructure Fund
Brookfield Global Listed Infrastructure Fund

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund

Brookfield Global Listed Infrastructure Fund

Brookfield Global High Yield Fund

Brookfield High Yield Fund

(Class A, C and Y Shares)

Supplement Dated July 25, 2012 to the

Prospectus Dated April 30, 2012

Effective as of July 1, 2012, Brookfield Investment Management Inc. has agreed to increase the Fee Waiver and/or Expense Reimbursement for the Class A, C and Y Shares of the Brookfield Global Listed Real Estate Fund, Brookfield Global Listed Infrastructure Fund, Brookfield Global High Yield Fund and Brookfield High Yield Fund (each, a ���Fund,��� and together, the ���Funds���).  As such, the Prospectus of the Funds is revised as described below:

The table under ���Brookfield Global Listed Infrastructure Fund Summary Section ��� Fees and Expenses of the Fund��� on page 9 of the Prospectus is replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment):
Shareholder Fees Brookfield Global Listed Infrastructure Fund (USD $)	Class A Shares	Class C Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	2.00%	2.00%	2.00%
Exchange Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Brookfield Global Listed Infrastructure Fund		Class A Shares	Class C Shares	Class Y Shares
Management Fees		0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.98%	0.98%	0.98%
Total Annual Fund Operating Expenses		2.08%	2.83%	1.83%
Less Fee Waiver and/or Expense Reimbursement	[2]	(0.73%)	(0.73%)	(0.73%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.35%	2.10%	1.10%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Brookfield Investment Management Inc., the Fund���s investment adviser (the ���Adviser���), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees andexpenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund���s business) at no more than 1.35% for Class A Shares, 2.10% for Class C Shares, and 1.10% for Class Y Shares.The fee waiver and expense reimbursement arrangement will continue until at least May 1, 2013 and may not be terminated by the Fund or the Adviser before such time.Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

The table under ���Brookfield Global Listed Infrastructure Fund Summary Section ��� Example��� on page 10 of the Prospectus is replaced with the following:
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund���s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brookfield Global Listed Infrastructure Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A Shares	606	1,029
Class C Shares	313	808
Class Y Shares	112	505

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Brookfield Global Listed Infrastructure Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A Shares	606	1,029
Class C Shares	213	808
Class Y Shares	112	505

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Brookfield Global Listed Infrastructure Fund (Prospectus Summary): | Brookfield Global Listed Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brookfield Global Listed Infrastructure Fund
Supplement Text	ck0001520738_SupplementTextBlock

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund

Brookfield Global Listed Infrastructure Fund

Brookfield Global High Yield Fund

Brookfield High Yield Fund

(Class A, C and Y Shares)

Supplement Dated July 25, 2012 to the

Prospectus Dated April 30, 2012

Effective as of July 1, 2012, Brookfield Investment Management Inc. has agreed to increase the Fee Waiver and/or Expense Reimbursement for the Class A, C and Y Shares of the Brookfield Global Listed Real Estate Fund, Brookfield Global Listed Infrastructure Fund, Brookfield Global High Yield Fund and Brookfield High Yield Fund (each, a ���Fund,��� and together, the ���Funds���).  As such, the Prospectus of the Funds is revised as described below:

The table under ���Brookfield Global Listed Infrastructure Fund Summary Section ��� Fees and Expenses of the Fund��� on page 9 of the Prospectus is replaced with the following:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example Supplement Heading	ck0001520738_ExpenseExampleSupplementHeading	The table under ���Brookfield Global Listed Infrastructure Fund Summary Section ��� Example��� on page 10 of the Prospectus is replaced with the following:
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund���s operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Supplement Closing	ck0001520738_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Brookfield Global Listed Infrastructure Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGLAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.98%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	606
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,029
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	606
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,029
Brookfield Global Listed Infrastructure Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGLCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.98%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.83%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.10%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	808
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	808
Brookfield Global Listed Infrastructure Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGLYX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.98%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505

[1]	Based on estimated amounts for the current fiscal year.
[2]	Brookfield Investment Management Inc., the Fund���s investment adviser (the ���Adviser���), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees andexpenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund���s business) at no more than 1.35% for Class A Shares, 2.10% for Class C Shares, and 1.10% for Class Y Shares.The fee waiver and expense reimbursement arrangement will continue until at least May 1, 2013 and may not be terminated by the Fund or the Adviser before such time.Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Brookfield Global Listed Infrastructure Fund (Second Summary Prospectus) | Brookfield Global Listed Infrastructure Fund
Brookfield Global Listed Infrastructure Fund

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund

Brookfield Global Listed Infrastructure Fund

Brookfield Global High Yield Fund

Brookfield High Yield Fund

(Class I Shares)

Supplement Dated July 25, 2012 to the

Prospectus Dated April 30, 2012

Effective as of July 1, 2012, Brookfield Investment Management Inc. has agreed to increase the Fee Waiver and/or Expense Reimbursement for the Class I Shares of the Brookfield Global Listed Real Estate Fund, Brookfield Global Listed Infrastructure Fund, Brookfield Global High Yield Fund and Brookfield High Yield Fund (each, a ���Fund,��� and together, the ���Funds���).  As such, the Prospectus of the Funds is revised as described below:

The table under ��� Brookfield Global Listed Infrastructure Fund Summary Section ��� Fees and Expenses of the Fund��� on page 9 of the Prospectus is replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment):
Shareholder Fees (USD $)	Class I Shares Brookfield Global Listed Infrastructure Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	2.00%
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Class I Shares Brookfield Global Listed Infrastructure Fund
Management Fees		0.85%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.98%
Total Annual Fund Operating Expenses		1.83%
Less Fee Waiver and/or Expense Reimbursement	[2]	(0.73%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.10%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Brookfield Investment Management Inc., the Fund���s investment adviser (the ���Adviser���), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees andexpenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund���s business) at no more than 1.10% for Class I Shares.The fee waiver and expense reimbursement arrangement will continue until at least May 1, 2013 and may not be terminated by the Fund or the Adviser before such time.Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

The table under ��� Brookfield Global Listed Infrastructure Fund Summary Section ��� Example��� on page 10 of the Prospectus is replaced with the following:
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund���s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class I Shares Brookfield Global Listed Infrastructure Fund	112	505

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class I Shares Brookfield Global Listed Infrastructure Fund	112	505

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Brookfield Global Listed Infrastructure Fund (Second Summary Prospectus) | Brookfield Global Listed Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brookfield Global Listed Infrastructure Fund
Supplement Text	ck0001520738_SupplementTextBlock

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund

Brookfield Global Listed Infrastructure Fund

Brookfield Global High Yield Fund

Brookfield High Yield Fund

(Class I Shares)

Supplement Dated July 25, 2012 to the

Prospectus Dated April 30, 2012

Effective as of July 1, 2012, Brookfield Investment Management Inc. has agreed to increase the Fee Waiver and/or Expense Reimbursement for the Class I Shares of the Brookfield Global Listed Real Estate Fund, Brookfield Global Listed Infrastructure Fund, Brookfield Global High Yield Fund and Brookfield High Yield Fund (each, a ���Fund,��� and together, the ���Funds���).  As such, the Prospectus of the Funds is revised as described below:

The table under ��� Brookfield Global Listed Infrastructure Fund Summary Section ��� Fees and Expenses of the Fund��� on page 9 of the Prospectus is replaced with the following:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example Supplement Heading	ck0001520738_ExpenseExampleSupplementHeading	The table under ��� Brookfield Global Listed Infrastructure Fund Summary Section ��� Example��� on page 10 of the Prospectus is replaced with the following:
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund���s operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Supplement Closing	ck0001520738_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Brookfield Global Listed Infrastructure Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGLIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.98%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505

[1]	Based on estimated amounts for the current fiscal year.
[2]	Brookfield Investment Management Inc., the Fund���s investment adviser (the ���Adviser���), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees andexpenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund���s business) at no more than 1.10% for Class I Shares.The fee waiver and expense reimbursement arrangement will continue until at least May 1, 2013 and may not be terminated by the Fund or the Adviser before such time.Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Brookfield Global Listed Real Estate Fund (Prospectus Summary): | Brookfield Global Listed Real Estate Fund
Brookfield Global Listed Real Estate Fund

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund

Brookfield Global Listed Infrastructure Fund

Brookfield Global High Yield Fund

Brookfield High Yield Fund

(Class A, C and Y Shares)

Supplement Dated July 25, 2012 to the

Prospectus Dated April 30, 2012

Effective as of July 1, 2012, Brookfield Investment Management Inc. has agreed to increase the Fee Waiver and/or Expense Reimbursement for the Class A, C and Y Shares of the Brookfield Global Listed Real Estate Fund, Brookfield Global Listed Infrastructure Fund, Brookfield Global High Yield Fund and Brookfield High Yield Fund (each, a ���Fund,��� and together, the ���Funds���).  As such, the Prospectus of the Funds is revised as described below:

The table under ���Brookfield Global Listed Real Estate Fund Summary Section ��� Fees and Expenses of the Fund��� on page 1 of the Prospectus is replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment):
Shareholder Fees Brookfield Global Listed Real Estate Fund (USD $)	Class A Shares	Class C Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	2.00%	2.00%	2.00%
Exchange Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Brookfield Global Listed Real Estate Fund		Class A Shares	Class C Shares	Class Y Shares
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	1.76%	1.76%	1.76%
Total Annual Fund Operating Expenses		2.76%	3.51%	2.51%
Less Fee Waiver and/or Expense Reimbursement	[2]	(1.56%)	(1.56%)	(1.56%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.20%	1.95%	0.95%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Brookfield Investment Management Inc., the Fund���s investment adviser (the ���Adviser���), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees andexpenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund���s business) at no more than 1.20% for Class A Shares, 1.95% for Class C Shares, and 0.95% for Class Y Shares.The fee waiver and expense reimbursement arrangement will continue until at least May 1, 2013 and may not be terminated by the Fund or the Adviser before such time.Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

The table under ���Brookfield Global Listed Real Estate Fund Summary Section ��� Example��� on page 2 of the Prospectus is replaced with the following:
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund���s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brookfield Global Listed Real Estate Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A Shares	591	1,005
Class C Shares	298	784
Class Y Shares	97	479

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Brookfield Global Listed Real Estate Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A Shares	591	1,005
Class C Shares	198	784
Class Y Shares	97	479

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Brookfield Global Listed Real Estate Fund (Prospectus Summary): | Brookfield Global Listed Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brookfield Global Listed Real Estate Fund
Supplement Text	ck0001520738_SupplementTextBlock

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund

Brookfield Global Listed Infrastructure Fund

Brookfield Global High Yield Fund

Brookfield High Yield Fund

(Class A, C and Y Shares)

Supplement Dated July 25, 2012 to the

Prospectus Dated April 30, 2012

Effective as of July 1, 2012, Brookfield Investment Management Inc. has agreed to increase the Fee Waiver and/or Expense Reimbursement for the Class A, C and Y Shares of the Brookfield Global Listed Real Estate Fund, Brookfield Global Listed Infrastructure Fund, Brookfield Global High Yield Fund and Brookfield High Yield Fund (each, a ���Fund,��� and together, the ���Funds���).  As such, the Prospectus of the Funds is revised as described below:

The table under ���Brookfield Global Listed Real Estate Fund Summary Section ��� Fees and Expenses of the Fund��� on page 1 of the Prospectus is replaced with the following:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example Supplement Heading	ck0001520738_ExpenseExampleSupplementHeading	The table under ���Brookfield Global Listed Real Estate Fund Summary Section ��� Example��� on page 2 of the Prospectus is replaced with the following:
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund���s operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Supplement Closing	ck0001520738_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Brookfield Global Listed Real Estate Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLRAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.76%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.76%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.56%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	591
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,005
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	591
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,005
Brookfield Global Listed Real Estate Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLRCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.76%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.51%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.56%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.95%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	784
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	784
Brookfield Global Listed Real Estate Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLRIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.76%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.56%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	479
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	479
Brookfield Global Listed Real Estate Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.76%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.56%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	479
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	479

[1]	Based on estimated amounts for the current fiscal year.
[2]	Brookfield Investment Management Inc., the Fund���s investment adviser (the ���Adviser���), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees andexpenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund���s business) at no more than 1.20% for Class A Shares, 1.95% for Class C Shares, and 0.95% for Class Y Shares.The fee waiver and expense reimbursement arrangement will continue until at least May 1, 2013 and may not be terminated by the Fund or the Adviser before such time.Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.
[3]	Brookfield Investment Management Inc., the Fund���s investment adviser (the ���Adviser���), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees andexpenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund���s business) at no more than 0.95% for Class I Shares.The fee waiver and expense reimbursement arrangement will continue until at least May 1, 2013 and may not be terminated by the Fund or the Adviser before such time.Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Brookfield Global Listed Real Estate Fund (Second Summary Prospectus) | Brookfield Global Listed Real Estate Fund
Brookfield Global Listed Real Estate Fund

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund

Brookfield Global Listed Infrastructure Fund

Brookfield Global High Yield Fund

Brookfield High Yield Fund

(Class I Shares)

Supplement Dated July 25, 2012 to the

Prospectus Dated April 30, 2012

Effective as of July 1, 2012, Brookfield Investment Management Inc. has agreed to increase the Fee Waiver and/or Expense Reimbursement for the Class I Shares of the Brookfield Global Listed Real Estate Fund, Brookfield Global Listed Infrastructure Fund, Brookfield Global High Yield Fund and Brookfield High Yield Fund (each, a ���Fund,��� and together, the ���Funds���).  As such, the Prospectus of the Funds is revised as described below:

The table under ��� Brookfield Global Listed Real Estate Fund Summary Section ��� Fees and Expenses of the Fund��� on page 1 of the Prospectus is replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment):
Shareholder Fees (USD $)	Class I Shares Brookfield Global Listed Real Estate Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	2.00%
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Class I Shares Brookfield Global Listed Real Estate Fund
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	1.76%
Total Annual Fund Operating Expenses		2.51%
Less Fee Waiver and/or Expense Reimbursement	[2]	(1.56%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.95%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Brookfield Investment Management Inc., the Fund���s investment adviser (the ���Adviser���), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees andexpenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund���s business) at no more than 0.95% for Class I Shares.The fee waiver and expense reimbursement arrangement will continue until at least May 1, 2013 and may not be terminated by the Fund or the Adviser before such time.Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

The table under ��� Brookfield Global Listed Real Estate Fund Summary Section ��� Example��� on page 2 of the Prospectus is replaced with the following:
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund���s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class I Shares Brookfield Global Listed Real Estate Fund	97	479

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class I Shares Brookfield Global Listed Real Estate Fund	Class I Shares	97	479

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Brookfield Global Listed Real Estate Fund (Second Summary Prospectus) | Brookfield Global Listed Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brookfield Global Listed Real Estate Fund
Supplement Text	ck0001520738_SupplementTextBlock

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund

Brookfield Global Listed Infrastructure Fund

Brookfield Global High Yield Fund

Brookfield High Yield Fund

(Class I Shares)

Supplement Dated July 25, 2012 to the

Prospectus Dated April 30, 2012

Effective as of July 1, 2012, Brookfield Investment Management Inc. has agreed to increase the Fee Waiver and/or Expense Reimbursement for the Class I Shares of the Brookfield Global Listed Real Estate Fund, Brookfield Global Listed Infrastructure Fund, Brookfield Global High Yield Fund and Brookfield High Yield Fund (each, a ���Fund,��� and together, the ���Funds���).  As such, the Prospectus of the Funds is revised as described below:

The table under ��� Brookfield Global Listed Real Estate Fund Summary Section ��� Fees and Expenses of the Fund��� on page 1 of the Prospectus is replaced with the following:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example Supplement Heading	ck0001520738_ExpenseExampleSupplementHeading	The table under ��� Brookfield Global Listed Real Estate Fund Summary Section ��� Example��� on page 2 of the Prospectus is replaced with the following:
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund���s operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Supplement Closing	ck0001520738_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Brookfield Global Listed Real Estate Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLRIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.76%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.56%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	479
Expense Example, No Redemption, By Year, Column	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	479

[1]	Based on estimated amounts for the current fiscal year.
[2]	Brookfield Investment Management Inc., the Fund���s investment adviser (the ���Adviser���), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees andexpenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund���s business) at no more than 0.95% for Class I Shares.The fee waiver and expense reimbursement arrangement will continue until at least May 1, 2013 and may not be terminated by the Fund or the Adviser before such time.Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Brookfield High Yield Fund (Prospectus Summary): | Brookfield High Yield Fund
Brookfield High Yield Fund

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund

Brookfield Global Listed Infrastructure Fund

Brookfield Global High Yield Fund

Brookfield High Yield Fund

(Class A, C and Y Shares)

Supplement Dated July 25, 2012 to the

Prospectus Dated April 30, 2012

Effective as of July 1, 2012, Brookfield Investment Management Inc. has agreed to increase the Fee Waiver and/or Expense Reimbursement for the Class A, C and Y Shares of the Brookfield Global Listed Real Estate Fund, Brookfield Global Listed Infrastructure Fund, Brookfield Global High Yield Fund and Brookfield High Yield Fund (each, a ���Fund,��� and together, the ���Funds���).  As such, the Prospectus of the Funds is revised as described below:

The table under ���Brookfield High Yield Fund Summary Section ��� Fees and Expenses of the Fund��� on page 24 of the Prospectus is replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment):
Shareholder Fees Brookfield High Yield Fund (USD $)	Class A Shares	Class C Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	2.00%	2.00%	2.00%
Exchange Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Brookfield High Yield Fund		Class A Shares	Class C Shares	Class Y Shares
Management Fees		0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.97%	0.97%	0.97%
Total Annual Fund Operating Expenses		1.87%	2.62%	1.62%
Less Fee Waiver and/or Expense Reimbursement	[2]	(0.77%)	(0.77%)	(0.77%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.10%	1.85%	0.85%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Brookfield Investment Management Inc., the Fund���s investment adviser (the ���Adviser���), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund���s business) at no more than 1.10% for Class A Shares, 1.85% for Class C Shares, and 0.85% for Class Y Shares.The fee waiver and expense reimbursement arrangement will continue until at least May 1, 2013 and may not be terminated by the Fund or the Adviser before such time.Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

The table under ���Brookfield High Yield Fund Summary Section ��� Example��� on page 25 of the Prospectus is replaced with the following:
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund���s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brookfield High Yield Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A Shares	582	978
Class C Shares	288	756
Class Y Shares	87	451

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Brookfield High Yield Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A Shares	582	978
Class C Shares	188	756
Class Y Shares	87	451

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Brookfield High Yield Fund (Prospectus Summary): | Brookfield High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brookfield High Yield Fund
Supplement Text	ck0001520738_SupplementTextBlock

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund

Brookfield Global Listed Infrastructure Fund

Brookfield Global High Yield Fund

Brookfield High Yield Fund

(Class A, C and Y Shares)

Supplement Dated July 25, 2012 to the

Prospectus Dated April 30, 2012

Effective as of July 1, 2012, Brookfield Investment Management Inc. has agreed to increase the Fee Waiver and/or Expense Reimbursement for the Class A, C and Y Shares of the Brookfield Global Listed Real Estate Fund, Brookfield Global Listed Infrastructure Fund, Brookfield Global High Yield Fund and Brookfield High Yield Fund (each, a ���Fund,��� and together, the ���Funds���).  As such, the Prospectus of the Funds is revised as described below:

The table under ���Brookfield High Yield Fund Summary Section ��� Fees and Expenses of the Fund��� on page 24 of the Prospectus is replaced with the following:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example Supplement Heading	ck0001520738_ExpenseExampleSupplementHeading	The table under ���Brookfield High Yield Fund Summary Section ��� Example��� on page 25 of the Prospectus is replaced with the following:
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund���s operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Supplement Closing	ck0001520738_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Brookfield High Yield Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BHFAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.97%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	582
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	978
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	582
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	978
Brookfield High Yield Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BHFCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.97%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.62%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.85%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	756
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	756
Brookfield High Yield Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BHFYX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.97%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	451
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	451

[1]	Based on estimated amounts for the current fiscal year.
[2]	Brookfield Investment Management Inc., the Fund���s investment adviser (the ���Adviser���), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund���s business) at no more than 1.10% for Class A Shares, 1.85% for Class C Shares, and 0.85% for Class Y Shares.The fee waiver and expense reimbursement arrangement will continue until at least May 1, 2013 and may not be terminated by the Fund or the Adviser before such time.Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Brookfield High Yield Fund (Second Summary Prospectus) | Brookfield High Yield Fund
Brookfield High Yield Fund

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund

Brookfield Global Listed Infrastructure Fund

Brookfield Global High Yield Fund

Brookfield High Yield Fund

(Class I Shares)

Supplement Dated July 25, 2012 to the

Prospectus Dated April 30, 2012

Effective as of July 1, 2012, Brookfield Investment Management Inc. has agreed to increase the Fee Waiver and/or Expense Reimbursement for the Class I Shares of the Brookfield Global Listed Real Estate Fund, Brookfield Global Listed Infrastructure Fund, Brookfield Global High Yield Fund and Brookfield High Yield Fund (each, a ���Fund,��� and together, the ���Funds���).  As such, the Prospectus of the Funds is revised as described below:

The table under ��� Brookfield High Yield Fund Summary Section ��� Fees and Expenses of the Fund��� on page 24 of the Prospectus is replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment):
Shareholder Fees (USD $)	Class I Shares Brookfield High Yield Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	2.00%
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Class I Shares Brookfield High Yield Fund
Management Fees		0.65%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.97%
Total Annual Fund Operating Expenses		1.62%
Less Fee Waiver and/or Expense Reimbursement	[2]	(0.77%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.85%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Brookfield Investment Management Inc., the Fund���s investment adviser (the ���Adviser���), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees andexpenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund���s business) at no more than 0.85% for Class I Shares.The fee waiver and expense reimbursement arrangement will continue until at least May 1, 2013 and may not be terminated by the Fund or the Adviser before such time.Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

The table under ��� Brookfield High Yield Fund Summary Section ��� Example��� on page 25 of the Prospectus is replaced with the following:
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund���s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class I Shares Brookfield High Yield Fund	87	451

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class I Shares Brookfield High Yield Fund	87	451

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Brookfield High Yield Fund (Second Summary Prospectus) | Brookfield High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brookfield High Yield Fund
Supplement Text	ck0001520738_SupplementTextBlock

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund

Brookfield Global Listed Infrastructure Fund

Brookfield Global High Yield Fund

Brookfield High Yield Fund

(Class I Shares)

Supplement Dated July 25, 2012 to the

Prospectus Dated April 30, 2012

Effective as of July 1, 2012, Brookfield Investment Management Inc. has agreed to increase the Fee Waiver and/or Expense Reimbursement for the Class I Shares of the Brookfield Global Listed Real Estate Fund, Brookfield Global Listed Infrastructure Fund, Brookfield Global High Yield Fund and Brookfield High Yield Fund (each, a ���Fund,��� and together, the ���Funds���).  As such, the Prospectus of the Funds is revised as described below:

The table under ��� Brookfield High Yield Fund Summary Section ��� Fees and Expenses of the Fund��� on page 24 of the Prospectus is replaced with the following:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example Supplement Heading	ck0001520738_ExpenseExampleSupplementHeading	The table under ��� Brookfield High Yield Fund Summary Section ��� Example��� on page 25 of the Prospectus is replaced with the following:
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund���s operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Supplement Closing	ck0001520738_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Brookfield High Yield Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BHFIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.97%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	451
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	451

[1]	Based on estimated amounts for the current fiscal year.
[2]	Brookfield Investment Management Inc., the Fund���s investment adviser (the ���Adviser���), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees andexpenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund���s business) at no more than 0.85% for Class I Shares.The fee waiver and expense reimbursement arrangement will continue until at least May 1, 2013 and may not be terminated by the Fund or the Adviser before such time.Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.